FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details) € in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2016 USD ($) arrangement	Mar. 31, 2016 EUR (€) arrangement	Dec. 31, 2015 USD ($) arrangement	Dec. 31, 2015 EUR (€) arrangement	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Contingent Consideration Arrangements
Number of contingent consideration arrangements related to business acquisitions | arrangement	5	5	5	5
Fair value of contingent consideration			$ 27.4		$ 0.3	$ 40.8
Assets measured at fair value on a nonrecurring basis
Cost method investments	$ 54.9		55.6
Twoo
Contingent Consideration Arrangements
Contingent consideration payments maximum for 2016	81.4	€ 72.9	79.9	€ 72.9
Contingent Consideration Arrangements
Contingent Consideration Arrangements
Contingent consideration payments maximum for 2016	90.3		168.2
Fair value of contingent consideration	$ 32.2		$ 29.0
Discount rate	12.00%